Borrowings - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance	€ 17,324
Lease liability, beginning balance	16,953	€ 508
Repayment of lease liability	(820)	(605)
Share-based repayment of lease liability	(387)	(542)
New leases	121	16,332
Effect of lease modifications and amendments	415	1,260
Borrowings, ending balance	44,090	17,324
Lease liability, ending balance	16,282	16,953
Innovation credit including accrued interest
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance	3,077	10,315
Proceeds	1,137	579
Interest expense	338	606
Waiver of innovation credit		(8,423)
Borrowings, ending balance	4,552	3,077
Convertible debt including accrued interest
Disclosure of detailed information about borrowings [line items]
Borrowings, beginning balance	14,247	2,737
Proceeds	26,520	13,791
The effect of changes in foreign exchange rates	590	(580)
Interest expense	1,877	1,054
Interest paid	(1,216)	(716)
Conversion into equity		(272)
Transaction costs	(148)	(670)
Proceeds recognized as derivative financial liabilities	(1,186)	(817)
Proceeds recognized in equity as option premium on convertible loans	(1,146)	(280)
Borrowings, ending balance	€ 39,538	€ 14,247